Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues from external customers	$ 481,718		$ 468,542	$ 414,587	$ 364,364	$ 324,874		$ 258,977	$ 246,470	$ 232,274	$ 1,729,211		$ 1,062,595		$ 887,074
Intersegment revenues											0		0		0
Depreciation and amortization											166,946		133,898		145,491
Other operating expenses											1,308,489		932,629		770,027
Asset retirements and impairments											0		0		96,768
Operating income (loss)											253,776		(3,932)		(125,212)
Loss on early extinguishment of debt	0		0	0	(46,451)						46,451		0		472
Interest expense, net of amounts capitalized											40,849		41,240		39,241
Income (loss) from continuing operations before tax											175,453		(42,365)		(164,301)
Long-lived assets	1,998,557	[1]				1,478,916	[1]				1,998,557	[1]	1,478,916	[1]	1,280,278	[1]
Total assets	2,599,120					1,892,936					2,599,120		1,892,936		1,664,410
Capital expenditures, excluding acquisitions											359,097		180,310		128,422
U.S.
Segment Reporting Information [Line Items]
Revenues from external customers											1,530,087		961,244		758,363
Intersegment revenues											7,870		9,685		5,421
Depreciation and amortization											142,257		109,551		130,170
Other operating expenses											1,030,224		719,406		626,040
Asset retirements and impairments															65,869
Operating income (loss)											357,606		132,287		(63,716)
Loss on early extinguishment of debt											0
Interest expense, net of amounts capitalized											37		(1,321)		(2,333)
Income (loss) from continuing operations before tax											358,072		132,742		(65,963)
Long-lived assets	1,851,148	[1]				1,178,970	[1]				1,851,148	[1]	1,178,970	[1]	1,079,580	[1]
Total assets	2,330,061					1,475,593					2,330,061		1,475,593		1,054,241
Capital expenditures, excluding acquisitions											298,342		132,058		114,547
International
Segment Reporting Information [Line Items]
Revenues from external customers											199,124		101,351		128,711
Intersegment revenues											9,481		0		0
Depreciation and amortization											13,515		13,458		7,429
Other operating expenses											146,688		98,388		46,293
Asset retirements and impairments															30,899
Operating income (loss)											38,921		(10,495)		44,090
Loss on early extinguishment of debt											0
Interest expense, net of amounts capitalized											18		(536)		(229)
Income (loss) from continuing operations before tax											41,936		(7,905)		49,727
Long-lived assets	223,034	[1]				171,957	[1]				223,034	[1]	171,957	[1]	145,971	[1]
Total assets	414,780					319,755					414,780		319,755		330,407
Capital expenditures, excluding acquisitions											45,045		14,301		0
Functional Support
Segment Reporting Information [Line Items]
Revenues from external customers											0	[2]	0	[2]	0	[2]
Intersegment revenues											707	[2]	0	[2]	0	[2]
Depreciation and amortization											11,174	[2]	10,889	[2]	7,892	[2]
Other operating expenses											131,577	[2]	114,835	[2]	97,694	[2]
Asset retirements and impairments															0	[2]
Operating income (loss)											(142,751)	[2]	(125,724)	[2]	(105,586)	[2]
Loss on early extinguishment of debt											46,451	[2]
Interest expense, net of amounts capitalized											40,794	[2]	43,097	[2]	41,803	[2]
Income (loss) from continuing operations before tax											(224,555)	[2]	(167,202)	[2]	(148,065)	[2]
Long-lived assets	233,739	[1],[2]				181,023	[1],[2]				233,739	[1],[2]	181,023	[1],[2]	183,796	[1],[2]
Total assets	394,864	[2]				479,913	[2]				394,864	[2]	479,913	[2]	643,854	[2]
Capital expenditures, excluding acquisitions											15,710	[2]	33,951	[2]	13,875	[2]
Reconciling Eliminations
Segment Reporting Information [Line Items]
Revenues from external customers											0		0		0
Intersegment revenues											(18,058)		(9,685)		(5,421)
Depreciation and amortization											0		0		0
Other operating expenses											0		0		0
Asset retirements and impairments															0
Operating income (loss)											0		0		0
Loss on early extinguishment of debt											0
Interest expense, net of amounts capitalized											0		0		0
Income (loss) from continuing operations before tax											0		0		0
Long-lived assets	(309,364)	[1]				(53,034)	[1]				(309,364)	[1]	(53,034)	[1]	(129,069)	[1]
Total assets	(540,585)					(382,325)					(540,585)		(382,325)		(364,092)
Capital expenditures, excluding acquisitions											$ 0		$ 0		$ 0

[1]	Long lived assets include: fixed assets, goodwill, intangibles and other assets.
[2]	Functional Support is geographically located in the United States.